Basis of Presentation and Summary of Significant Accounting Policies - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total accrued expenses and other current liabilities	$ 62.9	$ 52.5
DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Accrued salaries, wages, and benefits	42.6		$ 6.0
Other	19.6		3.5
Total accrued expenses and other current liabilities	62.2		$ 9.5
Deferred consideration	$ 24.9